UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21918
Oppenheimer Absolute Return Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: May 31
Date of reporting period: 11/30/2010

Item 1. Reports to Stockholders.

November 30, 2010

Oppenheimer
Absolute Return Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with your Fund's Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Real Estate Investment Trusts	5.5%

Semiconductors & Semiconductor Equipment	2.0

Metals & Mining	1.6

Pharmaceuticals	1.5

Health Care Equipment & Supplies	1.4

Software	0.9

Diversified Financial Services	0.9

Chemicals	0.8

Capital Markets	0.8

Biotechnology	0.8

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2010, and are based on net assets.

Top Ten Common Stock Holdings

MFA Mortgage Investments, Inc.	1.3%

Annaly Mortgage Management, Inc.	1.2

Capstead Mortgage Corp.	1.2

Anworth Mortgage Asset Corp.	1.2

Texas Instruments, Inc.	0.2

Intel Corp.	0.2

Coca-Cola Co. (The)	0.2

QUALCOMM, Inc.	0.2

Merck & Co., Inc.	0.2

First Solar, Inc.	0.2
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2010, and are based on net assets.

6 | OPPENHEIMER ABSOLUTE RETURN FUND

Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2010, and are based on the total market value of investments.

7 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by calling us at 1.800.525.7048. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were incepted on 3/5/07. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.

8 | OPPENHEIMER ABSOLUTE RETURN FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9 | OPPENHEIMER ABSOLUTE RETURN FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	June 1, 2010	November 30, 2010	November 30, 2010

Actual
Class A	$1,000.00	$1,064.90	$8.52

Hypothetical (5% return before expenses)

Class A	1,000.00	1,016.85	8.33
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended November 30, 2010 is as follows:

Class	Expense Ratio

Class A	1.64%
The expense ratio reflects voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS November 30, 2010 / Unaudited

	Shares	Value

Common Stocks—29.5%
Consumer Discretionary—2.5%
Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)[1]	1,880	$17,961
Johnson Controls, Inc.	513	18,694

		36,655

Diversified Consumer Services—0.1%
DeVry, Inc.	520	22,329
Hotels, Restaurants & Leisure—0.3%
McDonald’s Corp.	242	18,949
OPAP SA	1,050	16,901
TABCORP Holdings Ltd.	2,700	18,374

		54,224

Household Durables—0.2%
Dorel Industries, Inc., Cl. B	587	18,990
Harman International Industries, Inc.[1]	464	20,226

		39,216

Internet & Catalog Retail—0.1%
Priceline.com, Inc.[1]	70	27,584

Media—0.4%
Cogeco Cable, Inc.	518	19,680
Eutelsat Communications	526	17,711
Groupe Aeroplan, Inc.	1,629	20,502
Quebecor, Inc., Cl. B	549	19,948

		77,841

Multiline Retail—0.2%
Marks & Spencer Group plc	2,890	16,749
Next plc	537	16,789

		33,538

Specialty Retail—0.6%
Forzani Group Ltd. (The), Cl. A	1,323	20,492
Industria de Diseno Textil SA	237	17,861
JB Hi-Fi Ltd.	1,051	19,110
Reitmans (Canada) Ltd., Cl. A	1,031	19,133
Urban Outfitters, Inc.[1]	810	30,610

		107,206

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.	499	28,213
Hermes International SA	90	17,056
Nike, Inc., Cl. B	232	19,982

		65,251

Consumer Staples—2.2%
Beverages—0.6%
Coca-Cola Amatil Ltd.	1,700	18,152
Coca-Cola Co. (The)	710	44,851
Coca-Cola Enterprises, Inc.	1,030	24,875
Cott Corp.[1]	2,407	19,930

		107,808

Food & Staples Retailing—0.6%
Alimentation Couche- Tard, Inc.	834	20,985
Colruyt NV	351	17,537
Empire Co. Ltd., Non-Vtg.	346	19,273
J Sainsbury plc	3,170	17,539
Loblaw Cos. Ltd.	463	18,488
William Morrison Supermarkets plc	4,208	17,803

		111,625

Food Products—0.4%
Goodman Fielder Ltd.	13,600	17,924
Mead Johnson Nutrition Co., Cl. A	319	19,003
Nisshin Seifun Group, Inc.	1,500	18,174
Parmalat SpA	7,199	17,904

		73,005

11 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Household Products—0.3%
Colgate-Palmolive Co.	246	$18,831
Procter & Gamble Co. (The)	300	18,321
Reckitt Benckiser Group plc	358	18,933

		56,085

Personal Products—0.1%
Avon Products, Inc.	649	18,535
Tobacco—0.2%
Japan Tobacco, Inc.	6	20,324
Philip Morris International, Inc.	322	18,319

		38,643

Energy—1.3%
Energy Equipment & Services—0.7%
AMEC plc	1,138	19,135
Baker Hughes, Inc.	389	20,290
Diamond Offshore Drilling, Inc.	370	23,961
FMC Technologies, Inc.[1]	241	20,302
National Oilwell Varco, Inc.	308	18,877
Schlumberger Ltd.	253	19,567

		122,132

Oil, Gas & Consumable Fuels—0.6%
BG Group plc	1,017	18,374
BP plc	2,910	19,347
Energy Resources of Australia Ltd.	1,600	18,204
Exxon Mobil Corp.	272	18,920
Inpex Corp.	4	20,576
Roc Oil Co. Ltd.[1]	48,519	16,673

		112,094

Financials—7.6%
Capital Markets—0.8%
3i Group plc	4,123	19,137
AGF Management Ltd., Cl. B	1,219	20,448
Bank of New York Mellon Corp.	681	18,380
Invesco Ltd.	875	19,023
IOOF Holdings Ltd.	2,811	19,345
Man Group plc	4,741	19,535
T. Rowe Price Group, Inc.	449	26,190

		142,058

Diversified Financial Services—0.9%
Citigroup, Inc.[1]	4,458	18,724
Criteria Caixacorp SA	3,507	17,221
Groupe Bruxelles Lambert SA	224	17,562
Intercontinental Exchange, Inc.[1]	168	18,934
Investor AB, B Shares	965	18,688
Kinnevik Investment AB, Cl. B	959	18,913
Leucadia National Corp.[1]	980	25,441
Moody’s Corp.	696	18,674
Onex Corp.	676	18,603

		172,760

Insurance—0.4%
AFLAC, Inc.	348	17,922
Aon Corp.	464	18,616
Marsh & McLennan Cos., Inc.	757	18,986
Swiss Life Holding	162	18,030

		73,554

Real Estate Investment Trusts—5.5%
Annaly Mortgage Management, Inc.	12,733	231,613
Anworth Mortgage Asset Corp.	31,748	220,331
British Land Co. plc	2,422	18,121
Capstead Mortgage Corp.	18,863	221,640
Extendicare Real Estate Investment Trust	1,844	16,490

12 | OPPENHEIMER ABSOLUTE RETURN FUND

	Shares	Value

Real Estate Investment Trusts Continued
Health Care REIT, Inc.	490	$22,677
ICADE	180	16,846
Land Securities Group plc	1,824	17,846
MFA Mortgage Investments, Inc.	29,752	242,479
Public Storage	248	23,957

		1,032,000

Health Care—4.1%
Biotechnology—0.8%
Actelion Ltd.[1]	397	20,846
Amgen, Inc.[1]	440	23,184
Biogen Idec, Inc.[1]	400	25,588
Celgene Corp.[1]	401	23,811
CSL Ltd.	600	20,077
Gilead Sciences, Inc.[1]	620	22,630

		136,136

Health Care Equipment & Supplies—1.4%
Bard (C.R.), Inc.	300	25,455
Baxter International, Inc.	374	18,158
Dentsply International, Inc.	611	18,892
Intuitive Surgical, Inc.[1]	94	24,467
Medtronic, Inc.	700	23,471
Nobel Biocare Holding AG	1,198	19,922
Sonova Holding AG	171	21,348
Straumann Holding AG	95	19,991
Stryker Corp.	502	25,145
Synthes, Inc.	166	20,311
Terumo Corp.	400	21,293
Zimmer Holdings, Inc.[1]	520	25,615

		264,068

Health Care Technology—0.1%
Cerner Corp.[1]	280	24,601
Life Sciences Tools & Services—0.3%
Life Technologies Corp.[1]	380	18,926
PerkinElmer, Inc.	802	18,687
Waters Corp.[1]	246	18,910

		56,523

Pharmaceuticals—1.5%
Abbott Laboratories	480	22,325
Astellas Pharma, Inc.	500	17,923
AstraZeneca plc	397	18,498
Chugai Pharmaceutical Co. Ltd.	1,100	19,860
Daiichi Sankyo Co. Ltd.	900	19,415
Forest Laboratories, Inc.[1]	750	23,918
Ipsen SA	563	16,823
Merck & Co., Inc.	1,221	42,088
Novartis AG	342	18,200
Novo Nordisk AS, Cl. B	191	18,893
Orion OYJ, Cl. B	932	18,909
Sanofi-Aventis SA	279	16,869
Takeda Pharmaceutical Co. Ltd.	400	18,592

		272,313

Industrials—2.1%
Aerospace & Defense—0.2%
Precision Castparts Corp.	180	24,853
Rolls-Royce Group plc	1,907	18,064

		42,917

Air Freight & Logistics—0.1%
Expeditors International of Washington, Inc.	370	19,573
Airlines—0.1%
Jazz Air Income Fund	3,530	17,365
Building Products—0.1%
Geberit AG	103	20,802
Commercial Services & Supplies—0.4%
Aggreko plc	788	17,956
DAI Nippon Printing Co. Ltd.	2,000	25,188
Group 4 Securicor plc	4,726	17,488
Serco Group plc	2,010	16,961

		77,593

Construction & Engineering—0.1%
COMSYS Holdings Corp.	2,200	20,839

13 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Machinery—0.5%
Caterpillar, Inc.	230	$19,458
Fanuc Ltd.	100	14,327
Flowserve Corp.	178	18,772
Pall Corp.	429	19,421
Zardoya Otis SA	1,188	16,793

		88,771

Road & Rail—0.1%
Central Japan Railway Co.	3	23,157
Trading Companies & Distributors—0.3%
Bunzl plc	1,674	18,266
Fastenal Co.	480	25,690

		43,956

Transportation Infrastructure—0.2%
Koninklijke Vopak NV	396	18,204
Transurban Group	3,900	19,438

		37,642

Information Technology—5.2%
Communications Equipment—0.6%
Cisco Systems, Inc.[1]	1,070	20,501
Juniper Networks, Inc.[1]	760	25,855
QUALCOMM, Inc.	935	43,702
Tellabs, Inc.	3,640	22,968

		113,026

Computers & Peripherals—0.1%
QLogic Corp.[1]	1,410	25,225
Electronic Equipment & Instruments—0.5%
Corning, Inc.	1,350	23,841
FLIR Systems, Inc.[1]	890	23,856
Jabil Circuit, Inc.	1,294	19,552
Kyocera Corp.	200	20,409

		87,658

Internet Software & Services—0.6%
Akamai Technologies, Inc.[1]	480	25,051
eBay, Inc.[1]	840	24,469
Google, Inc., Cl. A1	41	22,784
United Internet AG	1,102	15,628
Yahoo! Japan Corp.	57	20,433

		108,365

IT Services—0.4%
Cognizant Technology Solutions Corp.[1]	380	24,692
Paychex, Inc.	900	25,686
Visa, Inc., Cl. A	320	23,632

		74,010

Office Electronics—0.1%
Canon, Inc.	400	18,855
Semiconductors & Semiconductor Equipment—2.0%
Advanced Micro Devices, Inc.[1]	2,599	18,947
Advantest	1,000	20,420
Altera Corp.	581	20,387
Analog Devices, Inc.	740	26,314
Applied Materials, Inc.	1,499	18,633
First Solar, Inc.[1]	339	41,646
Intel Corp.	2,145	45,302
MEMC Electronic Materials, Inc.[1]	1,596	18,466
Microchip Technology, Inc.	770	25,880
Micron Technology, Inc.[1]	2,634	19,123
NVIDIA Corp.[1]	1,436	19,530
Texas Instruments, Inc.	1,452	46,174
Tokyo Electron Ltd.	400	25,093
Xilinx, Inc.	930	25,222

		371,137

Software—0.9%
Adobe Systems, Inc.[1]	880	24,402
Autonomy Corp. plc[1]	848	17,583
Citrix Systems, Inc.[1]	390	25,904
Konami Co. Ltd.	1,100	20,544

14 | OPPENHEIMER ABSOLUTE RETURN FUND

	Shares	Value

Software Continued
Microsoft Corp.	930	$23,445
Oracle Corp.	840	22,714
SAP AG	381	17,913
Trend Micro, Inc.	700	21,621

		174,126

Materials—2.6%
Chemicals—0.8%
International Flavors & Fragrances, Inc.	372	19,537
Johnson Matthey plc	645	17,898
Kuraray Co. Ltd.	1,500	20,701
Nippon Kayaku Co. Ltd.	2,000	18,975
Nissan Chemical Industries Ltd.	1,700	20,394
Sigma-Aldrich Corp.	390	24,656
Tokai Carbon Co. Ltd.	3,671	20,309

		142,470

Metals & Mining—1.6%
Antofagasta plc	922	18,859
Avoca Resources Ltd.[1]	6,403	19,516
Eurasian Natural Resources Corp.	1,416	19,349
Fortescue Metals Group Ltd.[1]	3,157	19,051
Franco-Nevada Corp.	574	19,213
Golden Star Resources Ltd.[1]	3,775	16,328
Iluka Resources Ltd.[1]	3,012	21,797
Kazakhmys plc	941	20,287
Kingsgate Consolidated Ltd.	2,000	19,227
Medusa Mining Ltd.	3,640	22,678
Newcrest Mining Ltd.	541	20,560
Newmont Mining Corp.	317	18,649
Pacific Metals Co. Ltd.	2,000	15,151
Randgold Resources Ltd.	216	20,246
St. Barbara Ltd.[1]	8,683	21,486

		292,397

Paper & Forest Products—0.2%
PaperlinX Ltd.[1]	44,947	18,014
Sino-Forest Corp.[1]	1,002	21,708

		39,722

Telecommunication Services—0.8%
Diversified Telecommunication Services—0.4%
Manitoba Telecom Services, Inc.	693	19,543
Tele2 AB, Cl. B	900	17,980
Telecom Corp. of New Zealand Ltd.	12,789	20,533
Telstra Corp. Ltd.	7,600	20,470

		78,526

Wireless Telecommunication Services—0.4%
American Tower Corp.[1]	370	18,711
Mobistar SA	299	17,403
NTT DoCoMo, Inc.	12	19,472
Vodafone Group plc	7,278	18,198

		73,784

Utilities—1.1%
Electric Utilities—0.3%
Fortum OYJ	698	18,420
Red Electrica de Espana	394	17,228
Terna-Rete Electtrica Nationale SpA	4,291	17,587

		53,235

Energy Traders—0.2%
AES Corp. (The)[1]	1,651	17,847
International Power plc	2,957	18,743

		36,590

Gas Utilities—0.3%
APA Group	5,174	19,589
Enagas	898	16,593
Snam Rete Gas SpA	3,655	17,364

		53,546

15 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares		Value

Multi-Utilities—0.3%
ATCO Ltd., Cl. I, Non-Vtg.	387		$21,598
Integrys Energy Group, Inc.	376		18,311
Just Energy Income Fund	1,320		18,349

			58,258

Total Common Stocks (Cost $5,393,737)			5,471,329

	Units

Rights, Warrants and Certificates—0.0%
Fonciere des Regions SA Wts., Strike Price 65EUR, Exp. 12/31/10[1] (Cost $0)	430		240

	Principal
	Amount

Mortgage-Backed Obligations—4.5%
Federal Home Loan Mortgage Corp., Interest- Only Stripped Mtg.- Backed Security:
Series 2601, Cl. GS, 9.827%, 11/15/17[2]	$526,676		42,553
Series 2639, Cl. SA, 6.584%, 7/15/22[2]	414,520		36,210
Series 2815, Cl. PT, 10.561%, 11/15/32[2]	492,190		55,070
Series 3005, Cl. WI, 15.862%, 7/15/35[2]	494,515		64,235
Federal National Mortgage Assn., Interest-Only Stripped Mtg.- Backed Security:
Trust 2003-33, Cl. IA, 10.135%, 5/25/33[2]	184,744		35,708
Trust 2003-52, Cl. NS, 15.579%, 6/25/23[2]	360,065		52,263
Trust 2004-56, Cl. SE, 13.546%, 10/25/33[2]	384,055		54,276
Trust 2005-14, Cl. SE, 23.35%, 3/25/35[2]	559,043		86,380
Trust 2005-6, Cl. SE, 13.562%, 2/25/35[2]	501,754		78,140
Trust 2005-87, Cl. SE, 19.628%, 10/25/35[2]	537,665		71,433
Trust 2006-51, Cl. SA, 16.998%, 6/25/36[2]	201,953		26,647
Trust 2006-53, Cl. US, 23.307%, 6/25/36[2]	536,657		75,969
Trust 2006-60, Cl. DI, 29.795%, 4/25/35[2]	430,716		52,153
Trust 2007-88, Cl. XI, 12.338%, 6/25/37[2]	739,903		111,554

Total Mortgage-Backed Obligations (Cost $789,941)			842,591

U.S. Government Obligations—2.7%
U.S. Treasury Bills, 0.12%, 12/2/10[3] (Cost $499,998)	500,000		499,998

Foreign Government Obligations—9.2%
Argentina (Republic of) Bonds, 8.28%, 12/31/33	151,610		135,691
Brazil (Federal Republic of) Sr. Unsec. Unsub. Nts., 4.875%, 1/22/21	136,000		145,316
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19	100,000		123,500
Dominican Republic Unsec. Unsub. Nts., 9.04%, 1/23/18[4]	44,812		52,654
El Salvador (Republic of) Unsec. Bonds, 8.25%, 4/10/32[4]	42,000		48,090
Hellenic Republic Sr. Unsec. Unsub. Bonds, 30 yr., 4.50%, 9/20/37	66,000	EUR	46,139
Hungary (Republic of) Sr. Unsec. Unsub. Nts., 6.25%, 1/29/20	47,000		45,878
Indonesia (Republic of) Sr. Unsec. Unsub. Bonds, 5.875%, 3/13/20[4]	100,000		113,000
Ireland (Republic of) Bonds, 4.50%, 4/18/20	43,000	EUR	39,920

16 | OPPENHEIMER ABSOLUTE RETURN FUND

	Principal
	Amount		Value

Foreign Government Obligations Continued
Italy (Republic of) Bonds, 3.75%, 3/1/21	$40,000	EUR	$48,313
Lithuania (Republic of) Sr. Unsec. Unsub. Nts., 7.375%, 2/11/20[4]	100,000		111,887
Panama (Republic of) Bonds, 8.875%, 9/30/27	34,000		48,280
Peru (Republic of) Sr. Unsec. Nts., 7.125%, 3/30/19	20,000		24,500
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33	17,000		24,268
Philippines (Republic of) Sr. Unsec. Unsub. Nts., 7.50%, 9/25/24	100,000		128,000
Poland (Republic of) Sr. Unsec. Unsub. Nts., 5%, 10/19/15	45,000		47,505
Portugal (Republic of) Treasury Bonds, 4.80%, 6/15/20	41,000	EUR	45,284
South Africa (Republic of) Sr. Unsec. Unsub. Nts., 6.50%, 6/2/14	43,000		49,235
Spain (Kingdom of) Sr. Unsub. Bonds, 4.85%, 10/31/20	35,000	EUR	43,114
Turkey (Republic of) Nts., 7%, 6/5/20	83,000		98,563
Ukraine (Republic of) Sr. Unsec. Nts., 6.75%, 11/14/17[4]	100,000		95,625
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25	83,000		99,185
Venezuela (Republic of) Bonds, 9%, 5/7/23	165,000		104,775

Total Foreign Government Obligations (Cost $1,765,235)			1,718,722

Non-Convertible Corporate Bonds and Notes—13.1%
Consumer Discretionary—3.0%
Auto Components—0.3%
Goodyear Tire & Rubber Co. (The), 10.50% Sr. Unsec. Nts., 5/15/16	45,000		49,500
Automobiles—0.3%
Case New Holland, Inc., 7.875% Sr. Nts., 12/1/17[4]	45,000		49,838
Diversified Consumer Services—0.2%
ServiceMaster Co., 10.75% Sr. Unsec. Nts., 7/15/15[5,6]	45,000		48,488
Hotels, Restaurants & Leisure—0.3%
Harrah’s Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18	60,000		51,000
Internet & Catalog Retail—0.2%
QVC, Inc., 7.50% Sr. Sec. Nts., 10/1/19[6]	45,000		47,475
Leisure Equipment & Products—0.3%
Toys R Us Property Co. I LLC, 10.75% Sr. Unsec. Nts., 7/15/17	45,000		50,850
Media—1.4%
Cablevision Systems Corp., 8.625% Sr. Unsec. Unsub. Nts., 9/15/17	45,000		49,163
Cengage Learning Acquisitions, Inc., 10.50% Sr. Nts., 1/15/15[4]	55,000		55,275
Charter Communications, Inc., 13.50% Sr. Nts., 11/30/16	40,000		47,250
Clear Channel Worldwide Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 12/15/17[4]	50,000		53,625
Nielsen Finance LLC/ Nielsen Finance Co. (The), 0%/12.50% Sr. Unsec. Sub. Nts., 8/1/16[7]	50,000		50,750

			256,063

17 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Consumer Staples—0.3%
Food & Staples Retailing—0.3%
SUPERVALU, Inc., 8% Sr. Unsec. Nts., 5/1/16	$50,000	$49,375
Energy—2.2%
Oil, Gas & Consumable Fuels—2.2%
Chesapeake Energy Corp., 9.50% Sr. Unsec. Nts., 2/15/15	45,000	50,625
CONSOL Energy, Inc., 8% Sr. Unsec. Nts., 4/1/17[4]	45,000	48,600
Denbury Resources, Inc., 8.25% Sr. Unsec. Sub. Nts., 2/15/20	45,000	49,275
Kazatomprom, 6.25% Bonds, 5/20/15[4]	100,000	106,590
Linn Energy LLC, 8.625% Sr. Unsec. Nts., 4/15/20[4]	50,000	53,250
Petroleos Mexicanos, 5.50% Sr. Unsec. Unsub. Nts., 1/21/21	94,000	98,700

		407,040

Financials—1.7%
Capital Markets—0.3%
E*TRADE Financial Corp., 12.50% Sr. Unsec. Unsub. Nts., 11/30/17[5]	45,000	52,088
Commercial Banks—0.3%
CIT Group, Inc., 7% Sr. Sec. Bonds, 5/1/17	55,000	53,900
Consumer Finance—0.3%
SLM Corp., 8.45% Sr. Unsec. Nts., Series A, 6/15/18	55,000	57,466
Real Estate Investment Trusts—0.3%
Weyerhaeuser Co., 7.375% Debs., 3/15/32	50,000	49,500
Real Estate Management & Development—0.2%
Realogy Corp., 10.50% Sr. Unsec. Nts., 4/15/14	55,000	47,713
Thrifts & Mortgage Finance—0.3%
Residential Capital LLC, 9.625% Jr. Sec. Nts., 5/15/15	50,000	49,250
Health Care—0.5%
Health Care Technology—0.3%
IMS Health, Inc., 12.50% Sr. Nts., 3/1/18[4]	45,000	52,650
Pharmaceuticals—0.2%
Warner Chilcott Co. LLC, 7.75% Sr. Nts., 9/15/18[4]	45,000	45,225
Industrials—1.4%
Airlines—0.6%
Penerbangan Malaysia Berhard, 5.625% Sr. Unsec. Unsub. Bonds, 3/15/16[4]	100,000	113,276
Building Products—0.3%
Masco Corp., 6.125% Sr. Unsec. Unsub. Nts., 10/3/16	50,000	51,255
Electrical Equipment—0.3%
RBS Global, Inc., /Rexnord LLC, 8.50% Sr. Unsec. Nts., 5/1/18	50,000	51,500
Machinery—0.2%
Navistar International Corp., 8.25% Sr. Unsec. Nts., 11/1/21	45,000	48,488
Information Technology—0.9%
Communications Equipment—0.3%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29	70,000	57,050
IT Services—0.6%
First Data Corp., 10.55% Sr. Unsec. Nts., 9/24/15[5]	68,429	59,362
SunGard Data Systems, Inc., 9.125% Sr. Unsec. Nts., 8/15/13	50,000	51,250

		110,612

Materials—1.5%
Chemicals—0.3%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875% Sr. Sec. Nts., 2/1/18	55,000	56,925

18 | OPPENHEIMER ABSOLUTE RETURN FUND

	Principal
	Amount	Value

Metals & Mining—0.9%
Corporacion Nacional del Cobre de Chile, 7.50% Unsec. Unsub. Nts., 1/15/19[4]	$100,000	$124,441
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17	45,000	50,328

		174,769

Paper & Forest Products—0.3%
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14	55,000	50,050
Telecommunication Services—1.1%
Diversified Telecommunication Services—0.5%
Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20	45,000	49,725
Windstream Corp., 8.625% Sr. Unsec. Unsub. Nts., 8/1/16	50,000	52,125

		101,850

Wireless Telecommunication Services—0.6%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75% Sr. Sec. Nts., 5/1/17[4]	50,000	55,375
Clearwire Communications LLC/Clearwire Finance, Inc., 12% Sr. Sec. Nts., 12/1/15[4]	45,000	47,869

		103,244

Utilities—0.5%
Electric Utilities—0.5%
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17	75,000	59,250
Texas Competitive Electric Holdings Co. LLC, 10.25% Sr. Unsec. Nts., Series A, 11/1/15	70,000	42,000

		101,250

Total Non-Convertible Corporate Bonds and Notes (Cost $2,365,136)		2,437,690

Corporate Loans—0.8%
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.75% Nts., 5/29/18[4] (Cost $146,095)	130,000	142,350

Event-Linked Bonds—16.5%
Earthquake—3.6%
Midori Ltd. Catastrophe Linked Nts., 3.039%, 10/24/12[4,8]	400,000	399,600
Multicat Mexico 2009 Ltd. Catastrophe Linked Nts., 11.622%, 10/19/12[4,8]	250,000	268,075

		667,675

Multiple Event—6.7%
East Lane Re II Ltd. Catastrophe Linked Nts., 14.79%, 4/7/11[4,8]	250,000	257,225
Nelson Re Ltd. Catastrophe Linked Nts., Series 2008-1, Cl. H, 12.284%, 6/6/11[4,8]	500,000	55,300
Successor X Ltd. Catastrophe Linked Nts., 16.75%, 4/4/13[4,8]	500,000	455,188
Vega Capital Ltd. Catastrophe Linked Nts., Series D, 0%, 6/24/11[4,9]	250,000	476,250

		1,243,963

Windstorm—6.2%
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 3.234%, 5/22/12[4,8]	250,000	252,344

19 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Windstorm Continued
Blue Fin Ltd. Catastrophe Linked Nts., Series 1, Cl. A, 5.509%, 4/10/12[4,8]	$500,000	$631,304
East Lane Re III Ltd. Catastrophe Linked Nts., 10.54%, 3/16/12[4,8]	250,000	262,750

		1,146,398

Total Event-Linked Bonds (Cost $3,037,403)		3,058,036

Investment Companies—23.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%[10,11]	2,369,198	2,369,198
Oppenheimer Master Loan Fund, LLC[11]	179,856	2,054,456

Total Investment Companies (Cost $4,399,978)		4,423,654

Total Investments, at Value (Cost $18,397,523)	100.1%	18,594,610
Liabilities in Excess of Other Assets	(0.1)	(18,465)

Net Assets	100.0%	$18,576,145

20 | OPPENHEIMER ABSOLUTE RETURN FUND

Footnotes to Statement of Investments
Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currency:
EUR     Euro

1.	Non-income producing security.

2.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $842,591 or 4.54% of the Fund’s net assets as of November 30, 2010.

3.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $499,998. See Note 5 of the accompanying Notes.

4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,427,656 or 23.84% of the Fund’s net assets as of November 30, 2010.

5.	Interest or dividend is paid-in-kind, when applicable.

6.	Restricted security. The aggregate value of restricted securities as of November 30, 2010 was $95,963, which represents 0.52% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Date	Cost	Value	Appreciation

QVC, Inc., 7.50% Sr. Sec. Nts., 10/1/19	7/21/10	$46,337	$47,475	$1,138
ServiceMaster Co., 10.75% Sr. Unsec. Nts., 7/15/15	7/21/10	46,986	48,488	1,502

		$93,323	$95,963	$2,640

7.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8.	Represents the current interest rate for a variable or increasing rate security.

9.	Zero coupon bond reflects effective yield on the date of purchase.

10.	Rate shown is the 7-day yield as of November 30, 2010.

11.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares				Shares
	May 28,	Gross	Gross		November 30,
	2010	Additions	Reductions		2010

Oppenheimer Institutional Money Market Fund, Cl. E	9,023,766	11,469,339	18,123,907		2,369,198
Oppenheimer Master Loan Fund, LLC	—	179,856	—		179,856

		Value	Income		Realized Gain

Oppenheimer Institutional Money Market Fund, Cl. E		$2,369,198	$7,041		$—
Oppenheimer Master Loan Fund, LLC		2,054,456	29,701	[a]	2,247	[a]

		$4,423,654	$36,742		$2,247

a.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

21 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of November 30, 2010 based on valuation input level:

		Level 2—	Level 3—
	Level 1—	Other Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$463,844	$—	$—	$463,844
Consumer Staples	385,377	20,324	—	405,701
Energy	198,206	36,020	—	234,226
Financials	1,420,372	—	—	1,420,372
Health Care	716,026	37,615	—	753,641
Industrials	371,776	20,839	—	392,615
Information Technology	951,982	20,420	—	972,402
Materials	395,792	78,797	—	474,589
Telecommunication Services	152,310	—	—	152,310
Utilities	201,629	—	—	201,629
Rights, Warrants and Certificates	240	—	—	240
Mortgage-Backed Obligations	—	842,591	—	842,591
U.S. Government Obligations	—	499,998	—	499,998
Foreign Government Obligations	—	1,718,722	—	1,718,722
Non-Convertible Corporate Bonds and Notes	—	2,437,690	—	2,437,690
Corporate Loans	—	142,350	—	142,350
Event-Linked Bonds	—	3,058,036	—	3,058,036
Investment Companies	4,423,654	—	—	4,423,654

Total Investments, at Value	9,681,208	8,913,402	—	18,594,610
Other Financial Instruments:
Futures margins	30,023	—	—	30,023
Foreign currency exchange contracts	—	249,671	—	249,671
Appreciated swaps, at value	—	207,001	—	207,001

Total Assets	$9,711,231	$9,370,074	$—	$19,081,305

22 | OPPENHEIMER ABSOLUTE RETURN FUND

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Liabilities Table
Other Financial Instruments:
Futures margins	$(14,664)	$—	$—	$(14,664)
Foreign currency exchange contracts	—	(107,498)	—	(107,498)
Appreciated swaps, at value	—	(1,581)	—	(1,581)
Depreciated swaps, at value	—	(409,006)	—	(409,006)
Appreciated options written, at value	—	(102,712)	—	(102,712)
Depreciated options written, at value	—	(7,037)	—	(7,037)

Total Liabilities	$(14,664)	$(627,834)	$—	$(642,498)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the significant transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into	Transfers out of	Transfers into	Transfers out of
	Level 1*	Level 1**	Level 2**	Level 2*

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$46,216	$—	$—	$(46,216)
Consumer Staples	66,336	—	—	(66,336)
Energy	17,056	—	—	(17,056)
Financials	47,970	—	—	(47,970)
Health Care	99,083	(16,698)	16,698	(99,083)
Industrials	69,124	—	—	(69,124)
Information Technology	68,418	—	—	(68,418)
Materials	97,143	—	—	(97,143)
Telecommunication Services	33,881	—	—	(33,881)

Total Assets	$545,227	$(16,698)	$16,698	$(545,227)

*	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

**	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
23 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts as of November 30, 2010 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Banc of America:
Argentine Peso (ARP)	Buy	1,350	ARP	1/18/11	$335,623	$—	$1,372
Canadian Dollar (CAD)	Buy	330	CAD	12/20/10	321,327	—	5,856
Canadian Dollar (CAD)	Sell	220	CAD	12/20/10	214,218	4,612	—
Indian Rupee (INR)	Buy	16,500	INR	1/13/11	356,751	—	11,060
Philippines Peso (PHP)	Sell	16,000	PHP	1/13/11	363,270	—	1,443

						4,612	19,731

Bank Paribas Asia—FGN
Australian Dollar (AUD)	Sell	3	AUD	12/20/10	2,868	65	—

Barclay’s Capital:
Australian Dollar (AUD)	Sell	440	AUD	3/21/11	415,941	—	13,781
Canadian Dollar (CAD)	Buy	57	CAD	12/20/10	55,502	—	421
Canadian Dollar (CAD)	Sell	203	CAD	12/20/10	197,665	1,501	—
Euro (EUR)	Buy	10	EUR	12/20/10	12,980	—	687
Euro (EUR)	Sell	60	EUR	12/20/10	77,878	4,083	—
Japanese Yen (JPY)	Sell	23,000	JPY	1/7/11	274,988	—	1,926
New Zealand Dollar (NZD)	Buy	380	NZD	12/20/10	282,045	—	10,859
New Zealand Dollar (NZD)	Sell	121	NZD	12/20/10	89,809	2,029	—

						7,613	27,674

Citigroup:
Canadian Dollar (CAD)	Sell	380	CAD	3/21/11	369,303	—	1,086
Euro (EUR)	Sell	1,910	EUR	12/21/10-1/7/11	2,479,041	89,902	—
Norwegian Krone (NOK)	Buy	350	NOK	12/20/10	56,284	—	639
Peruvian New Sol (PEN)	Buy	14	PEN	12/20/10	4,943	—	56
Swedish Krona (SEK)	Buy	1,010	SEK	12/20/10	143,520	—	2,622
Swedish Krona (SEK)	Sell	1,190	SEK	12/20/10	169,098	8,508	—
Swiss Franc (CHF)	Sell	370	CHF	1/14/11	368,956	1,667	—

						100,077	4,403

Citigroup EM:
Chilean Peso (CLP)	Sell	50,800	CLP	12/20/10	104,074	1,430	—
Peruvian New Sol (PEN)	Sell	14	PEN	12/20/10	4,943	41	—

						1,471	—

Credit Suisse:
British Pound Sterling (GBP)	Sell	190	GBP	12/21/10	295,491	8,323	—
Japanese Yen (JPY)	Sell	29,000	JPY	1/12/11	346,747	5,928	—
Norwegian Krone (NOK)	Sell	2,090	NOK	12/20/10	336,096	18,721	—
Swedish Krona (SEK)	Sell	490	SEK	12/20/10	69,629	352	—
Swiss Franc (CHF)	Buy	53	CHF	12/20/10	52,826	—	2,635
Swiss Franc (CHF)	Sell	624	CHF	12/20/10	621,954	18,360	—

						51,684	2,635

Credit Suisse EM
Egyptian Pounds (EGP)	Buy	2,100	EGP	1/10/11	359,449	—	714

Deutsche Bank Capital Corp.:
Australian Dollar (AUD)	Sell	47	AUD	1/7/11	44,824	137	—
British Pound Sterling (GBP)	Sell	261	GBP	12/20/10-1/7/11	405,891	2,446	—
Canadian Dollar (CAD)	Sell	190	CAD	1/7/11	184,938	926	—
Swiss Franc (CHF)	Sell	45	CHF	1/7/11	44,867	36	—

						3,545	—
24 | OPPENHEIMER ABSOLUTE RETURN FUND

Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Goldman Sachs EM:
Brazilian Real (BRR)	Buy	650	BRR	1/4/11	$376,049	$1,647	$—
Brazilian Real (BRR)	Sell	11	BRR	12/2/10	6,415	—	35

						1,647	35

Goldman, Sachs & Co.
Brazilian Real (BRR)	Buy	11	BRR	12/2/10	6,415	39	—

JP Morgan Chase:
Australian Dollar (AUD)	Buy	379	AUD	12/20/10	362,288	—	20,358
Indonesia Rupiah (IDR)	Buy	1,102,800	IDR	12/20/10	121,696	—	1,516
Mexican Nuevo Peso (MXN)	Buy	4,030	MXN	12/20/10	322,223	—	1,552
New Taiwan Dollar (TWD)	Sell	11,000	TWD	1/12/11	361,252	4,866	—

						4,866	23,426

JP Morgan EM:
Chilean Peso (CLP)	Buy	50,800	CLP	12/20/10	104,074	—	1,611
Indonesia Rupiah (IDR)	Sell	1,102,800	IDR	12/20/10	121,696	991	—
Mexican Nuevo Peso (MXN)	Sell	20	MXN	12/20/10	1,599	27	—

						1,018	1,611

Nomura Securities:
Euro (EUR)	Buy	326	EUR	12/20/10	423,137	—	8,076
Euro (EUR)	Sell	46	EUR	12/20/10	59,706	634	—
Japanese Yen (JPY)	Buy	6,400	JPY	12/20/10	76,498	—	1,653
Japanese Yen (JPY)	Sell	65,300	JPY	12/20/10-12/21/10	780,527	26,795	—

						27,429	9,729

RBS Greenwich Capital
Euro (EUR)	Sell	487	EUR	2/17/11	631,946	31,348	—

State Street:
Australian Dollar (AUD)	Buy	551	AUD	12/20/10	526,703	—	16,369
Australian Dollar (AUD)	Sell	454	AUD	12/20/10	433,981	10,451	—
Hong Kong Dollar (HKD)	Sell	2,700	HKD	1/3/11	347,799	638	—
South African Rand (ZAR)	Buy	2,600	ZAR	2/1/11	363,023	—	123
Swiss Franc (CHF)	Buy	766	CHF	12/20/10	763,488	—	615

						11,089	17,107

Westpac:
Japanese Yen (JPY)	Buy	18,000	JPY	12/21/10	215,153	238	1
New Zealand Dollar (NZD)	Sell	431	NZD	12/20/10	319,898	2,717	—
Swiss Franc (CHF)	Buy	145	CHF	12/21/10	144,527	—	432
Swiss Franc (CHF)	Sell	53	CHF	12/20/10	52,826	213	—

						3,168	433

Total unrealized appreciation and depreciation						$249,671	$107,498

25 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Futures Contracts as of November 30, 2010 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Euro-Bundesobligation	Buy	2	12/8/10	$332,351	$(1,781)
FTSE 100 Index	Sell	3	12/17/10	258,726	6,578
Japan (Government of) Mini Bonds, 10 yr.	Sell	2	12/8/10	336,623	1,999
NIKKEI 225 Index	Sell	12	12/9/10	712,988	5,078
SPI 200 Index	Sell	2	12/16/10	220,119	3,168
Standard & Poor’s/Toronto Stock Exchange 60 Index	Sell	2	12/16/10	288,578	(14,250)
U.S. Treasury Nts., 2 yr.	Sell	18	3/31/11	3,948,750	(6,151)
U.S. Treasury Nts., 5 yr.	Sell	4	3/31/11	479,406	(192)
U.S. Treasury Nts., 10 yr.	Sell	5	3/22/11	620,547	(937)
U.S. Treasury Long Bonds, 20 yr.	Buy	16	3/22/11	2,036,500	10,851
United Kingdom Long Gilt	Sell	2	3/29/11	376,170	(2,962)

					$1,401

Written Options as of November 30, 2010 are as follows:

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Euro (EUR)	Call	120,000	$1.316	12/6/10	$1,327	$(405)	$922
Euro (EUR)	Call	120,000	1.298	12/7/10	1,375	(1,553)	(178)
Euro (EUR)	Call	120,000	1.321	12/3/10	1,270	(182)	1,088
Euro (EUR)	Put	120,000	1.316	12/6/10	1,327	(2,578)	(1,251)
Euro (EUR)	Put	120,000	1.298	12/7/10	1,375	(1,205)	170
Euro (EUR)	Put	120,000	1.321	12/3/10	1,270	(2,906)	(1,636)
Standard & Poor’s 500 E-Mini Index (The) Futures, 12/17/10	Call	16	1,060.000	12/17/10	98,366	(97,280)	1,086
Standard & Poor’s 500 E-Mini Index (The) Futures, 12/17/10	Call	16	1,235.000	12/17/10	3,246	(2,000)	1,246
Standard & Poor’s 500 E-Mini Index (The) Futures, 12/17/10	Put	16	1,060.000	12/17/10	3,006	(1,640)	1,366

					$112,562	$(109,749)	$2,813

Credit Default Swap Contracts as of November 30, 2010 are as follows:

			Pay/		Upfront
	Buy/Sell	Notional	Receive		Payment		Unrealized
Reference Entity/	Credit	Amount	Fixed	Termination	Received/		Appreciation
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Autozone, Inc.
Citibank NA, New York	Sell	$360	1%	12/20/15	$(5,725)	$6,268	$543

	Total	360			(5,725)	6,268	543
26 | OPPENHEIMER ABSOLUTE RETURN FUND

Credit Default Swap Contracts: Continued

			Pay/		Upfront
	Buy/Sell	Notional	Receive		Payment		Unrealized
Reference Entity/	Credit	Amount	Fixed	Termination	Received/		Appreciation
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

CDX North America High Yield Index, Series 13
Barclays Bank plc	Sell	$500	5%	6/20/15	$27,361	$15,007	$42,368

	Total	500			27,361	15,007	42,368

CDX North America High Yield Index, Series 15
Citibank NA, New York	Sell	10	5	12/20/15	196	181	377

	Total	10			196	181	377

CenturyLink, Inc.
Barclays Bank plc	Sell	380	1	12/20/15	9,988	(11,191)	(1,203)

	Total	380			9,988	(11,191)	(1,203)

Cisco Systems, Inc.
Barclays Bank plc	Buy	360	1	12/20/15	8,570	(9,457)	(887)

	Total	360			8,570	(9,457)	(887)

CVS Caremark Corp.
Deutsche Bank AG	Buy	360	1	12/20/15	6,628	(8,744)	(2,116)

	Total	360			6,628	(8,744)	(2,116)

Deere & Co.
UBS AG	Sell	360	1	12/20/15	(7,824)	8,744	920

	Total	360			(7,824)	8,744	920

Eastman Chemical Co.
Morgan Stanley Capital Services, Inc.	Sell	380	1	12/20/15	2,676	(1,581)	1,095

	Total	380			2,676	(1,581)	1,095

Lockheed Martin Corp.
Credit Suisse International	Buy	360	1	12/20/15	11,816	(12,332)	(516)

	Total	360			11,816	(12,332)	(516)

Lowe’s Cos., Inc.
UBS AG	Buy	380	1	12/20/15	7,600	(8,667)	(1,067)

	Total	380			7,600	(8,667)	(1,067)

Raytheon Co.
Citibank NA, New York	Buy	360	1	12/20/15	9,388	(10,172)	(784)

	Total	360			9,388	(10,172)	(784)

SLM Corp.:
Citibank NA, New York	Sell	285	5	12/20/15	(2,700)	8,407	5,707
UBS AG	Sell	75	5	12/20/15	(711)	2,212	1,501

	Total	360			(3,411)	10,619	7,208

Grand Total Buys					44,002	(49,372)	(5,370)
Grand Total Sells					23,261	28,047	51,308

Total Credit Default Swaps					$67,263	$(21,325)	$45,938

27 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum Potential
Type of Reference Asset on which the Fund	Payments for Selling Credit	Amount	Reference Asset
Sold Protection	Protection (Undiscounted)	Recoverable*	Rating Range**

Non-Investment Grade Corporate Debt Indexes	$510,000	$—	B+
Investment Grade Single Name Corporate Debt	1,840,000	—	A to BBB-

Total	$2,350,000	$—

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
Interest Rate Swap Contracts as of November 30, 2010 are as follows:

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

Six-Month AUD BBR BBSW
Westpac Banking Corp.	1,455	AUD	5.660%	Six-Month AUD BBR BBSW	8/6/20	$23,876

Six-Month GBP BBA LIBOR:
Barclays Bank plc	835	GBP	Six-Month GBP BBA LIBOR	3.328%	8/3/20	9,268

Six-Month JPY BBA LIBOR:
Citibank NA	22,000	JPY	1.391	Six-Month JPY BBA LIBOR	10/6/19	(9,847)
JPMorgan Chase Bank NA	46,000	JPY	1.077	Six-Month JPY BBA LIBOR	8/7/20	(1,335)
JPMorgan Chase Bank NA	47,000	JPY	1.563	Six-Month JPY BBA LIBOR	11/9/19	(29,002)

Total	115,000	JPY				(40,184)

Three-Month USD BBA LIBOR
Barclays Bank plc	1,310		Three-Month USD BBA LIBOR	2.500	9/2/20	(31,382)

				Total Interest Rate Swaps		$(38,422)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
GBP	British Pounds Sterling
JPY	Japanese Yen
Abbreviations/Definitions are as follows:
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BBR BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
28 | OPPENHEIMER ABSOLUTE RETURN FUND

Total Return Swap Contracts as of November 30, 2010 are as follows:

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

Consumer Staples Select Sector Index:

		One-Month USD BBA
		LIBOR plus 15 basis
		points and if negative,
		the absolute value of the
		Total Return of the	If positive, the Total
		Consumer Staples Select	Return of the Consumer
Morgan Stanley	$377	Sector Index	Staples Select Sector Index	3/9/11	$(5,153)

		One-Month USD BBA
		LIBOR plus 15 basis
		points and if negative,
		the absolute value of the
		Total Return of the	If positive, the Total
		Consumer Staples Select	Return of the Consumer
Morgan Stanley	2	Sector Index	Staples Select Sector Index	9/14/11	(34)

		One-Month USD BBA
		LIBOR plus 15 basis
		points and if negative,
		the absolute value of the	If positive, the Total
		Consumer Staples	Return of the Consumer
Morgan Stanley	11	Select Sector Index	Staples Select Sector Index	11/9/11	(137)

			Reference Entity Total		(5,324)

Daily TR Net Emerging Markets USD Index

		One-Month USD BBA
		LIBOR plus 20 basis
		points and if negative,
		the absolute value of the
		Total Return of the	If positive, the Total Return
		Daily Net Emerging	of the Daily Net Emerging
Morgan Stanley	570	Markets USD Index	Markets USD Index	11/10/11	(26,535)

Energy Select Index

		One-Month USD BBA
		LIBOR plus 10 basis
		points and if negative,
		the absolute value of the
		Total Return of the	If positive, the Total
		Energy	Return of the
Morgan Stanley	388	Select Index	Energy Select Index	10/13/11	18,648
29 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts: Continued

Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

Health Care Select Index

One-Month USD BBA
LIBOR plus 8 basis
points and if negative,
		the absolute value	If positive, the absolute
		of the Total Return of	value of the Total Return
		the Health Care	of the Health Care
UBS AG	$411	Select Index	Select Index	11/4/11	$(13,366)

MSCI Daily TR Gross EAFE USD Index:

One-Month USD BBA
LIBOR plus 15 basis points
and if negative, the
		If positive, the Total	absolute value of the Total
		Return of the MSCI Daily	Return of the MSCI Daily
Citibank NA	298	Gross EAFE USD Index	Gross EAFE USD Index	10/7/11	3,221

One-Month USD BBA
LIBOR minus 5 basis
points and if negative, the
absolute value of the
		If positive, the Total	Total Return of the MSCI
		Return of the MSCI Daily	Daily Gross EAFE
Citibank NA	240	Gross EAFE USD Index	USD Index	5/4/11	13,905

One-Month USD BBA
LIBOR minus 5 basis
points and if negative, the
absolute value of the
		If positive, the Total	Total Return of the MSCI
		Return of the MSCI Daily	Daily Gross EAFE
Citibank NA	27	Gross EAFE USD Index	USD Index	5/4/11	1,793

One-Month USD BBA
LIBOR minus 5 basis
points and if negative, the
absolute value of the
		If positive, the Total	Total Return of the MSCI
		Return of the MSCI Daily	Daily Gross EAFE
Citibank NA	201	Gross EAFE USD Index	USD Index	5/4/11	10,734

One-Month USD BBA
LIBOR minus 5 basis
points and if negative, the
		If positive, the Total	Total Return of the MSCI
		Return of the MSCI Daily	Daily Gross EAFE
Citibank NA	1,482	Gross EAFE USD Index	USD Index	5/4/11	75,625
30 | OPPENHEIMER ABSOLUTE RETURN FUND

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

MSCI Daily TR Gross EAFE USD Index: Continued

Morgan Stanley	$347	One-Month USD BBA
		LIBOR plus 10 basis points
		and if negative, the
		absolute value of the	If positive, the Total Return
		Total Return of the MSCI	of the MSCI Daily
		Daily Gross EAFE USD Index	Gross EAFE USD Index	10/12/11	$(24,676)

			Reference Entity Total		80,602

MSCI Daily TR Italy USD Index:

		One-Month USD BBA
		LIBOR minus 25 basis
		points and if negative, the
		absolute value of the Total	If positive, the Total Return
Goldman Sachs Group,		Return of the MSCI Daily	of the MSCI Daily Italy
Inc. (The)	317	Italy USD Index	USD Index	3/4/11	(49,343)

		One-Month USD BBA
		LIBOR minus 25 basis
		points and if negative, the
		absolute value of the Total	If positive, the Total Return
Goldman Sachs Group,		Return of the MSCI Daily	of the MSCI Daily Italy
Inc. (The)	27	Italy USD Index	USD Index	3/4/11	(4,582)

			Reference Entity Total		(53,925)

MSCI Daily TR Net Emerging
Markets Korea Price Return Index

		One-Month USD BBA
		LIBOR plus 30 basis
		points and if negative, the
		absolute value of the Total	If positive, the Total Return
		Return of the MSCI Daily	of the MSCI Daily Net
		Net Emerging Markets	Emerging Markets Korea
UBS AG	347	Korea Price Return Index	Price Return Index	8/8/11	(9,776)

MSCI Daily TR Net France USD Index

		One-Month USD BBA
		LIBOR plus 20 basis
		points and if negative, the
		absolute value of the Total	If positive, the Total Return
		Return of the MSCI Daily	of the MSCI Daily Net
UBS AG	354	Net France USD Index	France USD Index	10/6/11	(47,557)

MSCI Daily TR Net Spain USD Index

		One-Month USD BBA
		LIBOR minus 30 basis
		points and if negative, the	If positive, the absolute
		absolute value of the Total	value of the Total Return
		Return of the MSCI Daily	of the MSCI Daily Net
Citibank NA	337	Net Spain USD Index	Spain USD Index	9/7/11	(76,282)
31 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

S&P 400 Midcap Index
			One-Month USD BBA
			LIBOR minus 9 basis
			points, and if negative, the
		If positive, the Total	absolute value of the
Goldman Sachs Group,		Return of the S&P 400	Total Return of the S&P
Inc. (The)	$518	Midcap Index	400 Midcap Index	9/9/11	$(10,662)

			Total of Total Return Swaps		$(144,177)

Abbreviations are as follows:

AMEX	American Stock Exchange

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate

EAFE	Europe, Australasia, Far East

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

TR	Total Return
Volatility Swaps as of November 30, 2010 are as follows:

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

AUD/CAD Exchange Rate:

			The Historic Volatility of
			the mid AUD/CAD spot
			exchange rate during the
Credit Suisse International	1	AUD	Observation Period	10.310%	12/20/10	$1,492

			The Historic Volatility of
			the mid AUD/CAD spot
			exchange rate during the
Deutsche Bank AG	1	AUD	Observation Period	10.200	12/13/10	1,762

			The Historic Volatility of
			the mid AUD/CAD spot
			exchange rate during the
Deutsche Bank AG	1	AUD	Observation Period	9.800	12/23/10	(107)

			The Historic Volatility of
			the mid AUD/CAD spot
			exchange rate during the
Merrill Lynch International	1	AUD	Observation Period	10.000	12/20/10	737

				Reference Entity Total		3,884

AUD/NZD Exchange Rate

			The Historic Volatility of
			the mid AUD/NZD spot
			exchange rate during the
Merrill Lynch International	1	AUD	Observation Period	8.700	12/22/10	(1,173)
32 | OPPENHEIMER ABSOLUTE RETURN FUND

Volatility Swaps: Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value
CAD/JPY Exchange Rate
Deutsche Bank AG	1	CAD	The Historic Volatility of the mid CAD/JPY spot exchange rate during the Observation Period	13.350%	12/6/10	$425

EUR/AUD Exchange Rate
Credit Suisse International	1	EUR	The Historic Volatility of the mid EUR/AUD spot exchange rate during the Observation Period	10.850	12/15/10	(418)

EUR/JPY Exchange Rate
Credit Suisse International	1	EUR	The Historic Volatility of the mid EUR/JPY spot exchange rate during the Observation Period	12.350	12/6/10	68

EUR/SEK Exchange Rate:
Credit Suisse International	1	EUR	The Historic Volatility of the mid EUR/SEK spot exchange rate during the Observation Period	8.200	12/17/10	372

Credit Suisse International	1	EUR	The Historic Volatility of the mid EUR/SEK spot exchange rate during the Observation Period	7.900	12/13/10	534

Deutsche Bank AG	1	EUR	The Historic Volatility of the mid EUR/SEK spot exchange rate during the Observation Period	8.200	12/9/10	1,218

Deutsche Bank AG	1	EUR	The Historic Volatility of the mid EUR/SEK spot exchange rate during the Observation Period	8.300	12/16/10	710

Deutsche Bank AG	1	EUR	The Historic Volatility of the mid EUR/SEK spot exchange rate during the Observation Period	8.000	12/10/10	928

				Reference Entity Total		3,762

GBP/CAD Exchange Rate:
Credit Suisse International	1	GBP	The Historic Volatility of the mid GBP/CAD spot exchange rate during the Observation Period	9.900	12/29/10	(1,954)

Deutsche Bank AG	1	GBP	The Historic Volatility of the mid GBP/CAD spot exchange rate during the Observation Period	9.250	12/24/10	(2,385)

				Reference Entity Total		(4,339)
33 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Volatility Swaps: Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value
GBP/NZD Exchange Rate
Deutsche Bank AG		1 GBP	The Historic Volatility of the mid GBP/NZD spot exchange rate during the Observation Period	11.900%	12/31/10	$(893)

NZD/USD Exchange Rate
Credit Suisse International	1		13.450%	The Historic Volatility of the mid NZD/USD spot exchange rate during the Observation Period	12/8/10	(1,340)

USD/NOK Exchange Rate
Credit Suisse International	1		The Historic Volatility of the mid USD/NOK spot exchange rate during the Observation Period	15.050	12/6/10	866

USD/SEK Exchange Rate:
Citibank NA	1		The Historic Volatility of the mid USD/SEK spot exchange rate during the Observation Period	16.600	1/3/11	(67)

Deutsche Bank AG	1		The Historic Volatility of the mid USD/SEK spot exchange rate during the Observation Period	15.500	12/27/10	(437)

				Reference Entity Total		(504)

				Total Volatility Swaps		$338

Abbreviations/Definitions are as follows:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pounds Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
34 | OPPENHEIMER ABSOLUTE RETURN FUND

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of November 30, 2010 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value
Barclays Bank plc:
	Credit Default Buy Protection	$360		$(9,457)
	Credit Default Sell Protection	880		3,816
	Interest Rate	835	GBP	9,268
	Interest Rate	1,310		(31,382)

				(27,755)

Citibank NA:
	Interest Rate	22,000	JPY	(9,847)
	Total Return	2,585		28,996
	Volatility	1		(67)

				19,082

Citibank NA, New York:
	Credit Default Buy Protection	360		(10,172)
	Credit Default Sell Protection	655		14,856

				4,684

Credit Suisse International:
	Credit Default Buy Protection	360		(12,332)
	Volatility	1	AUD	1,492
	Volatility	4	EUR	556
	Volatility	1	GBP	(1,954)
	Volatility	2		(474)

				(12,712)

Deutsche Bank AG:
	Credit Default Buy Protection	360		(8,744)
	Volatility	2	AUD	1,655
	Volatility	1	CAD	425
	Volatility	3	EUR	2,856
	Volatility	2	GBP	(3,278)
	Volatility	2		(437)

				(7,523)

Goldman Sachs Group, Inc. (The)	Total Return	862		(64,587)

JPMorgan Chase Bank NA	Interest Rate	93,000	JPY	(30,337)

Merrill Lynch International	Volatility	2	AUD	(436)

Morgan Stanley	Total Return	1,695		(37,887)

Morgan Stanley Capital Services, Inc.	Credit Default Sell Protection	380		(1,581)

UBS AG:
	Credit Default Buy Protection	380		(8,667)
	Credit Default Sell Protection	435		10,956
	Total Return	1,112		(70,699)

				(68,410)

Westpac Banking Corp.	Interest Rate	1,455	AUD	23,876

		Total Swaps		$(203,586)

35 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pounds Sterling
JPY	Japanese Yen
See accompanying Notes to Financial Statements.
36 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

November 30, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $13,997,545)	$14,170,956
Affiliated companies (cost $4,399,978)	4,423,654

18,594,610
Cash—foreign currencies (cost $638)	638
Cash used for collateral on futures	61,196
Unrealized appreciation on foreign currency exchange contracts	249,671
Appreciated swaps, at value (net upfront payments received $10,597)	207,001
Receivables and other assets:
Interest and dividends	137,111
Closed foreign currency contracts	129,258
Futures margins	30,023
Investments sold	7,118
Other	2,846

Total assets	19,419,472

Liabilities
Appreciated options written, at value (premiums received $108,590)	102,712
Depreciated options written, at value (premiums received $3,972)	7,037
Unrealized depreciation on foreign currency exchange contracts	107,498
Appreciated swaps, at value (upfront payments received $2,676)	1,581
Depreciated swaps, at value (upfront payments received $53,990)	409,006
Payables and other liabilities:
Closed foreign currency contracts	155,219
Futures margins	14,664
Shareholder communications	11,780
Trustees’ compensation	601
Other	33,229

Total liabilities	843,327

Net Assets	$18,576,145

37 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Composition of Net Assets
Par value of shares of beneficial interest	$670
Additional paid-in capital	19,897,021
Accumulated net investment income	292,120
Accumulated net realized loss on investments and foreign currency transactions	(1,820,574)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	206,908

Net Assets	$18,576,145

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $18,576,145 and 670,000 shares of beneficial interest outstanding)	$27.73
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$29.42
See accompanying Notes to Financial Statements.
38 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended November 30, 2010

Allocation of Income and Expenses from master fund[1]
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	$29,657
Dividends	44
Expenses[2]	(1,168)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	28,533

Investment Income
Interest (net of foreign withholding taxes of $1,097)	421,916
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $3,714)	103,287
Affiliated companies	7,041

Total investment income	532,244

Expenses
Management fees	90,048
Legal, auditing and other professional fees	36,902
Shareholder communications—Class A	12,051
Custodian fees and expenses	8,630
Administration service fees	750
Trustees’ compensation	159
Other	1,976

Total expenses	150,516
Less waivers and reimbursements of expenses	(3,644)

Net expenses	146,872

Net Investment Income	413,905
39 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)	$265,024
Closing and expiration of option contracts written	94,191
Closing and expiration of futures contracts	211,073
Foreign currency transactions	(361,161)
Swap contracts	25,653
Net realized gain allocated from Oppenheimer Master Loan Fund, LLC	2,247

Total net realized gain	237,027

Net change in unrealized appreciation/depreciation on:
Investments	305,802
Translation of assets and liabilities denominated in foreign currencies	184,724
Futures contracts	(68,587)
Option contracts written	(4,031)
Swap contracts	38,024
Net change in unrealized appreciation/depreciation allocated from Oppenheimer Master Loan Fund, LLC	23,676

Total net change in unrealized appreciation/depreciation	479,608

Net Increase in Net Assets Resulting from Operations	$1,130,540

1.	The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes. See Note 1 of the accompanying Notes.

2.	Net of expense waivers and/or reimbursements of $19.
See accompanying Notes to Financial Statements.
40 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	November 30, 2010	May 28,
	(Unaudited)	2010[1]

Operations
Net investment income	$413,905	$202,755
Net realized gain (loss)	237,027	(766,815)
Net change in unrealized appreciation/depreciation	479,608	344,497

Net increase (decrease) in net assets resulting from operations	1,130,540	(219,563)

Dividends and/or Distributions to Shareholders
Dividends from net investment income	—	(244,100)
Tax return of capital distribution	—	(10,902)

Net Assets
Total increase (decrease)	1,130,540	(474,565)
Beginning of period	17,445,605	17,920,170

End of period (including accumulated net investment income (loss) of $292,120 and $(121,785), respectively)	$18,576,145	$17,445,605

1.	May 28, 2010 represents the last day of the Fund’s fiscal year.
See accompanying Notes to Financial Statements.
41 | OPPENHEIMER ABSOLUTE RETURN FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	November 30, 2010			Year Ended May 31,
Class A	(Unaudited)	2010[1]	2009	2008	2007[2]

Per Share Operating Data
Net asset value, beginning of period	$26.04	$26.75	$31.03	$30.47	$30.00

Income (loss) from investment operations:
Net investment income[3]	.62	.30	.64	1.01	.20
Net realized and unrealized gain (loss)	1.07	(.63)	(1.46)	(.15)	.27

Total from investment operations	1.69	(.33)	(.82)	.86	.47

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.36)	(1.41)	(.11)	—
Tax return of capital distribution	—	(.02)	—	—	—
Distributions from net realized gain	—	—	(2.05)	(.19)	—

Total dividends and/or distributions to shareholders	—	(.38)	(3.46)	(.30)	—

Net asset value, end of period	$27.73	$26.04	$26.75	$31.03	$30.47

Total Return, at Net Asset Value[4]	6.49%	(1.25)%	(2.50)%	2.83%	1.57%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,576	$17,446	$17,920	$20,791	$20,412

Average net assets (in thousands)	$17,966	$17,695	$19,141	$20,522	$20,264

Ratios to average net assets:[5]
Net investment income	4.59%[6]	1.15%	2.22%	3.30%	2.65%
Total expenses[7]	1.68%[6]	1.45%	1.51%	1.44%	1.62%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.64%[6]	1.40%	1.46%	1.41%	1.62%

Portfolio turnover rate	126%	409%	409%	357%	75%

1.	May 28, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	For the period from March 5, 2007 (commencement of operations) to May 31, 2007.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master fund.

7.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended November 30, 2010	1.71%
Year Ended May 28, 2010	1.50%
Year Ended May 31, 2009	1.55%
Year Ended May 31, 2008	1.46%
Period Ended May 31, 2007	1.62%
See accompanying Notes to Financial Statements.
42 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Absolute Return Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of November 30, 2010, 670,000 shares of Class A were owned by the Manager and its affiliates, which represents 100% of the Fund’s total shares outstanding.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
43 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Event-linked bonds are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Prices are determined based upon information obtained from market participants including reported trade data and broker-dealer price quotations.
     Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
44 | OPPENHEIMER ABSOLUTE RETURN FUND

Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in Oppenheimer master fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the “master fund”). The master fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.
     The investment objective of the master fund is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund’s investment in the master fund is included in the Statement of Investments. The Fund recognizes income and gain (loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain (loss) realized on investments sold by the master fund. As a shareholder, the Fund is subject to its proportional share of the master fund’s expenses, including its management fee.
45 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended May 28, 2010, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of May 28, 2010, the Fund had available for federal income tax purposes post-October losses of $326,169 and unused capital loss carryforward as follows:

Expiring

2018	$1,631,446
As of November 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,720,588 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended November 30, 2010, it is estimated that the Fund will utilize $237,027 of capital loss carryforward to offset realized capital gains.
46 | OPPENHEIMER ABSOLUTE RETURN FUND

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$18,397,523
Federal tax cost of other investments	(5,054,283)

Total federal tax cost	$13,343,240

Gross unrealized appreciation	$895,002
Gross unrealized depreciation	(830,024)

Net unrealized appreciation	$64,978

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
47 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. There were no transactions in shares of beneficial interest for the six months ended November 30, 2010 and the year ended May 28, 2010.
48 | OPPENHEIMER ABSOLUTE RETURN FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended November 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$18,821,519	$12,384,439
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 1.00%.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended November 30, 2010, the Fund paid no fees to OFS for services to the Fund.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, in accordance with 12b-1 under the Investment Company Act of 1940, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class A shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF and the master fund. During the six months ended November 30, 2010, the Manager waived fees and/or reimbursed the Fund $3,644 for management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
49 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative
50 | OPPENHEIMER ABSOLUTE RETURN FUND

time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of November 30, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $456,672, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $180,057 as of November 30, 2010. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of November 30, 2010 the Fund has not required certain counterparties to post collateral.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
As of November 30, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $292,150 for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of November 30, 2010, the Fund could have been required to pay this amount in cash to its counterparties.
Valuations of derivative instruments as of November 30, 2010 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives Not	Assets and			Assets and
Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Credit contracts	Appreciated swaps, at value	$40,819		Appreciated swaps, at value	$1,581
Credit contracts				Depreciated swaps, at value	60,563
Equity contracts	Appreciated swaps, at value	123,926		Depreciated swaps, at value	268,103
Interest rate contracts	Appreciated swaps, at value	33,144		Depreciated swaps, at value	71,566
Volatility contracts	Appreciated swaps, at value	9,112		Depreciated swaps, at value	8,774
Equity contracts	Futures margins	15,314	*	Futures margins	820	*
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	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives Not	Assets and			Assets and
Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Interest rate contracts	Futures margins	$14,709	*	Futures margins	$13,844	*
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	249,671		Unrealized depreciation on foreign currency exchange contracts	107,498
Foreign exchange contracts				Appreciated options written, at value	1,792
Foreign exchange contracts				Depreciated options written, at value	7,037
Equity contracts				Appreciated options written, at value	100,920

Total		$486,695			$642,498

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or (Loss) Recognized on Derivatives

	Investments
	from
	unaffiliated	Closing
	companies	and	Closing
	(including	expiration	and
Derivatives Not	premiums	of option	expiration	Foreign
Accounted for as	on options	contracts	of futures	currency	Swap
Hedging Instruments	exercised)*	written	contracts	transactions	contracts	Total

Credit contracts	$—	$—	$—	$—	$(44,723)	$(44,723)
Equity contracts	—	—	2,890	—	(39,051)	(36,161)
Foreign exchange contracts	94,496	94,191	—	(447,154)	—	(258,467)
Interest rate contracts	—	—	208,183	—	137,287	345,470
Volatility contracts	—	—	—	—	(27,860)	(27,860)

Total	$94,496	$94,191	$211,073	$(447,154)	$25,653	$(21,741)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.
Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

			Translation
			of assets
			and liabilities
Derivatives Not	Option		denominated
Accounted for as	contracts	Futures	in foreign	Swap
Hedging Instruments	written	contracts	currencies	contracts	Total

Credit contracts	$—	$—	$—	$121,484	$121,484
Equity contracts	3,698	(73,478)	—	(84,301)	(154,081)
Foreign exchange contracts	(7,729)	—	12,187	—	4,458
Interest rate contracts	—	4,891	—	(51,579)	(46,688)
Volatility contracts	—	—	—	52,420	52,420

Total	$(4,031)	$(68,587)	$12,187	$38,024	$(22,407)

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     During the six months ended November 30, 2010, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $7,334,175 and $10,042,712, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
54 | OPPENHEIMER ABSOLUTE RETURN FUND

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.
     The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.
     During the six months ended November 30, 2010, the Fund had an average market value of $4,865,938 and $6,428,825 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
55 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended November 30, 2010, the Fund had an average market value of $17,592 and $3,379 on written call options and written put options, respectively.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
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Written option activity for the six months ended November 30, 2010 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of May 28, 2010	27,000,000	$14,278	27,000,000	$14,278
Options written	84,330,032	185,572	84,330,016	87,121
Options closed or expired	(68,400,000)	(42,391)	(42,570,000)	(51,800)
Options exercised	(42,570,000)	(51,875)	(68,400,000)	(42,621)

Options outstanding as of November 30, 2010	360,032	$105,584	360,016	$6,978

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.
     The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of individual securities and/or indexes as opposed to decreasing its credit risk exposure related to similar debt securities held by the Fund.
     For the six months ended November 30, 2010, the Fund had average notional amounts of $1,770,000 and $2,208,571 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.
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     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.
     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.
     For the six months ended November 30, 2010, the Fund had average notional amounts of $2,729,305 and $2,638,432 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.
     The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the
59 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
    negative price movement of the same securities or index multiplied by the notional amount of the contract.
     For the six months ended November 30, 2010, the Fund had average notional amounts of $3,579,496 and $3,397,476 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movement, rather than general directional increases or decreases in its price.
     Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.
     The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.
     The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.
     For the six months ended November 30, 2010, the Fund had average notional amounts of $8,989 and $16,463 on volatility swaps which pay volatility and volatility swaps which receive volatility, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
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6. Restricted Securities
As of November 30, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
     Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
63 | OPPENHEIMER ABSOLUTE RETURN FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Caleb Wong, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load flexible portfolio funds. The Board noted that the Fund’s since inception performance was better than its peer group median although its one-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load flexible portfolio funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual and contractual management fees were higher than its peer group median and average. The Fund’s total expenses were higher than its peer group median and higher than its peer group average before taking distribution fees into account.
64 | OPPENHEIMER ABSOLUTE RETURN FUND

     Economies of Scale. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund’s shareholders at the current level of Fund assets in relation to its management fee.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
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OPPENHEIMER ABSOLUTE RETURN FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Caleb Wong, Vice President and Portfolio Manager
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
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PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
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Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
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Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life

Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Absolute Return Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	01/11/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	01/11/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	01/11/2011